Computation of Basic and Diluted Earning Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computation Of Earnings Per Share Line Items
Net income	$ 63,714	$ 45,817	$ 100,432
Preferred share dividends		(753)	(7,208)
Distributed and undistributed earnings to participating securities			(27,513)
Net income available to ordinary shareholders-basic	63,714	45,064	65,711
Preferred share dividends		753
Net income available to ordinary shareholders-diluted	$ 63,714	$ 45,817	$ 65,711
Weighted-average ordinary shares outstanding-basic	54,208,065	52,395,427	36,000,000
Potential ordinary shares	502,639	1,913,091	2,974,953
Weighted-average ordinary shares outstanding-diluted	54,710,704	54,308,518	38,974,953
Earnings per ordinary share-basic	$ 1.18	$ 0.86	$ 1.83
Earnings per ordinary share-diluted	$ 1.16	$ 0.84	$ 1.69